Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ (5,954)	$ 21,263	$ 59,970
Interest rate contracts | Other expense, net | Derivative instruments designated as hedges | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	(3,969)	5,337
(Gain) loss reclassified from AOCI into income	(6,228)	(5,273)
Interest rate contracts | Other expense, net | Derivative instruments designated as hedges | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0	0	0
(Gain) loss reclassified from AOCI into income	0	0	0
Gain (loss) recognized in income	(1,930)	1,691	3,294
Call spread overlay | Other expense, net | Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	118	(171)	(1,743)
Foreign exchange contracts | Other expense, net | Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ (6,072)	$ 21,434	$ 61,713